FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

August 28, 2015

Filed Via EDGAR (CIK #0000765485)

Securities and Exchange Commission

Judiciary Plaza

100 F Street NE

Washington, D.C. 20549

RE:      INSTITUTIONAL FIDUCIARY TRUST (Registrant)

File Nos. 002-96634 and 811-04267

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933, and the Investment Company Act of 1940.

The filing has been made in order update the Fund’s investment policies to allow the Fund to qualify and begin operating as a government money market fund.

As Senior Associate General Counsel, I have reviewed the Amendment.  Based upon this review, I have determined, and hereby represent accordingly, that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(a) under the Securities Act of 1933.  The Amendment will become effective on November 1, 2015.

Please direct any inquiries regarding this filing to the undersigned at (650) 312-5651 or the address shown above.

Sincerely yours,

INSTITUTIONAL FIDUCIARY TRUST

/s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

KLS/sk

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